Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure Of Deposits [Line Items]
Interest bearing	$ 54,046	$ 52,366
Non-interest bearing	79,159	77,087
Payables after notice	249,917	237,949
Payable on a fixed date	289,378	291,632
Total	672,500	659,034	$ 582,288
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	44,155	41,855
Non-interest bearing	70,822	67,873
Payables after notice	118,543	112,543
Payable on a fixed date	183,790	185,655
Total	417,310	407,926
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	7,971	8,818
Non-interest bearing	8,276	9,170
Payables after notice	129,977	124,129
Payable on a fixed date	76,974	78,175
Total	223,198	220,292
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,920	1,693
Non-interest bearing	61	44
Payables after notice	1,397	1,277
Payable on a fixed date	28,614	27,802
Total	31,992	30,816
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,797	3,594
Non-interest bearing	1,672	2,460
Payables after notice	1,070	1,231
Payable on a fixed date	28,107	31,540
Total	34,646	38,825
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	44,952	44,111
Non-interest bearing	45,557	44,258
Payables after notice	134,534	124,813
Payable on a fixed date	195,218	187,497
Total	420,261	400,679
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,297	4,661
Non-interest bearing	31,930	30,369
Payables after notice	114,313	111,905
Payable on a fixed date	66,053	72,595
Total	$ 217,593	$ 219,530